Costs and expenses by nature: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Costs and expenses by nature:
Short term benefits	$ 2,039,994	$ 1,812,680	$ 1,626,289
Electric power	590,483	549,420	499,753
Maintenance and conservation	951,629	829,458	815,810
Professional fees	532,133	328,089	305,625
Insurance and bonds	316,370	310,732	277,754
Surveillance services	635,185	553,403	427,811
Cleaning services	443,791	381,224	303,168
Technical assistance	400,912	400,838	715,462
Right of use of assets under concession	2,704,657	2,557,670	1,496,142
Amortization and depreciation of intangible assets, furniture and equipment	3,260,813	2,322,984	2,069,157
Consumption of commercial items	550,132	542,872	552,298
Construction services	7,350,308	2,848,299	1,302,633
Employees' statutory profit sharing	131,242	122,604	98,651
Termination benefits	10,948	5,882	5,434
Impairment of accounts receivable	30,818	3,435	34,276
Other	294,131	243,391	47,856
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	$ 20,243,546	$ 13,812,981	$ 10,578,119